Right of Use Assets	12 Months Ended
Dec. 31, 2024
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
9	RIGHT OF USE ASSETS

	2023	2024	2024
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As of January 1	419,676	307,323	68,746
Add: New lease recognized	322,505	—	—
Less: Termination	(143,956)	—	—
Less: Deconsolidation of Sagfood (Malaysia) Sdn Bhd	(290,902)	—	—
As of December 31	307,323	307,323	68,746

Right-Of-Use Assets, accumulated amortization
As of January 1	157,234	82,041	18,352
Amortization of the year	102,379	55,256	12,360
Less: Termination	(65,435)	—	—
Less: Deconsolidation of Sagfood (Malaysia) Sdn Bhd	(112,137)	—	—
As of December 31	82,041	137,297	30,712

Right-Of-Use Assets, carrying amount
As of January 1	262,442	225,282	50,394
As of December 31	225,282	170,026	38,034

	2023	2024	2024
	RM	RM	Convenience Translation USD
Lease Liability
As of January 1	245,393	209,571	46,880
Add: New lease recognized	322,505	—	—
Add: Imputed interest	13,035	10,090	2,257
Less: Principal repayment	(104,784)	(57,084)	(12,769)
Less: Termination	(266,578)	—	—
As of December 31	209,571	162,577	36,368

Lease liability current portion	46,994	52,768	11,804
Lease liability non-current portion	162,577	109,809	24,564
	209,571	162,577	36,368

Maturities of Lease
Year ending December 31, 2024	46,994	—
Year ending December 31, 2025	52,768	52,768	11,804
Year ending December 31, 2026	57,434	57,434	12,848
Year ending December 31, 2027	25,598	25,598	5,726
Year ending December 31, 2028	7,701	7,701	1,723
Year ending December 31, 2029	8,171	8,171	1,828
After December 31, 2030	10,905	10,905	2,439
	209,571	162,577	36,368